INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

5. INVESTMENTS

The movements in investments during the years ended December 31, 2022 and 2021 are summarized as follows:

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386
Additions	-	110	-	110
Disposals	(6,753)	(3,685)	-	(10,438)
Loss recorded in other comprehensive loss	-	(1,227)	-	(1,227)
Loss recorded in net loss	(1,647)	-	-	(1,647)
Balance as at December 31, 2022	$-	$184	$-	$184

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425
Additions	13,691	216	-	13,907
Disposals	(13,971)	(710)	-	(14,681)
Gain recorded in other comprehensive income	-	2,094	-	2,094
Loss recorded in net loss	(587)	-	(3,698)	(4,285)
Distribution to shareholders	-	-	(2,074)	(2,074)
Balance as at December 31, 2021	$8,400	$4,986	$-	$13,386

The Company holds securities of publicly traded companies as strategic interests. The investments where the Company does not have significant influence are classified as marketable securities. The Auteco and First Majestic common shares are classified as FVTPL. Other marketable securities are designated as FVTOCI.

During the three months ended December 31, 2022, the Company:

•	Sold common shares of marketable securities for net proceeds of $4,235,000 resulting in a net $2,815,000 realized loss on sale based on the difference between the original cost of the securities at the time of initial recognition and sale price.

During the year ended December 31, 2022, the Company:

•	Sold common shares of marketable securities for net proceeds of $10,407,000 resulting in a net $2,549,000 realized loss on sale based on the difference between the original cost of the securities at the time of initial recognition and sale price;
•	Received common shares (initial recognition - $110,000), in connection with the Earn-in Agreement associated with the Turquoise Canyon Project in Nevada, USA.